Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.28188%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,080,515.55

Principal:
Principal Collections	$18,934,314.59
Prepayments in Full	$8,771,692.25
Liquidation Proceeds	$222,975.16
Recoveries	$47,465.73
Sub Total	$27,976,447.73
Collections	$29,056,963.28

Purchase Amounts:
Purchase Amounts Related to Principal	$351,308.94
Purchase Amounts Related to Interest	$801.11
Sub Total	$352,110.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,409,073.33

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,409,073.33
Servicing Fee	$394,061.08	$394,061.08	$0.00	$0.00	$29,015,012.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,015,012.25
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,015,012.25
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,015,012.25
Interest - Class A-3 Notes	$225,693.57	$225,693.57	$0.00	$0.00	$28,789,318.68
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$28,470,034.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,470,034.68
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$28,361,601.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,361,601.76
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$28,284,705.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,284,705.93
Regular Principal Payment	$26,293,233.58	$26,293,233.58	$0.00	$0.00	$1,991,472.35
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,991,472.35
Residual Released to Depositor	$0.00	$1,991,472.35	$0.00	$0.00	$0.00
Total		$29,409,073.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,293,233.58
Total					$26,293,233.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,293,233.58	$47.18	$225,693.57	$0.40	$26,518,927.15	$47.58
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$26,293,233.58	$14.25	$730,306.32	$0.40	$27,023,539.90	$14.65

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$134,742,431.61	0.2417772	$108,449,198.03	0.1945975
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$404,402,431.61	0.2191099	$378,109,198.03	0.2048640

Pool Information
Weighted Average APR	2.731%	2.733%
Weighted Average Remaining Term	29.15	28.37
Number of Receivables Outstanding	36,639	35,474
Pool Balance	$472,873,298.19	$444,445,643.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$441,315,716.89	$415,022,483.31
Pool Factor	0.2367511	0.2225184

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$29,423,160.05
Targeted Overcollateralization Amount	$66,336,445.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,336,445.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$147,363.89
(Recoveries)		120	$47,465.73
Net Loss for Current Collection Period			$99,898.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2535%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0767%
Second Prior Collection Period			0.3581%
Prior Collection Period			0.7033%
Current Collection Period			0.2614%
Four Month Average (Current and Prior Three Collection Periods)			0.3499%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,171	$14,722,731.92
(Cumulative Recoveries)			$2,461,923.48
Cumulative Net Loss for All Collection Periods			$12,260,808.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6139%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,529.78
Average Net Loss for Receivables that have experienced a Realized Loss			$2,939.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	332	$5,845,378.22
61-90 Days Delinquent	0.15%	40	$645,789.74
91-120 Days Delinquent	0.06%	13	$268,894.91
Over 120 Days Delinquent	0.18%	42	$793,775.39
Total Delinquent Receivables	1.70%	427	$7,553,838.26

Repossession Inventory:
Repossessed in the Current Collection Period		26	$576,934.05
Total Repossessed Inventory		61	$1,328,842.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3039%
Prior Collection Period			0.2593%
Current Collection Period			0.2678%
Three Month Average			0.2770%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3844%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2020
Payment Date	9/15/2020
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer